FINANCIAL RISK MANAGEMENT - Classification of Direct Credits and Allowances (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risks management [Line Items]
Gross	S/ 114,807,958	S/ 109,960,624
Allowance for loan losses	5,123,962	4,952,392
Total, net	109,683,996	105,008,232
Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	100,966,316	94,906,824
Allowance for loan losses	1,239,359	944,223
Total, net	99,726,957	93,962,601
Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	8,022,347	9,816,345
Allowance for loan losses	867,790	926,592
Total, net	7,154,557	8,889,753
Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	5,819,295	5,237,455
Allowance for loan losses	3,016,813	3,081,577
Total, net	2,802,482	2,155,878
Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	2,844,615	3,118,972
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	5,819,297	5,237,455
Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	106,144,046	101,604,197
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Gross	63,097,073	63,609,988
Allowance for loan losses	1,560,832	1,458,187
Total, net	61,536,241	62,151,801
Commercial loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	57,086,685	56,083,958
Allowance for loan losses	416,692	287,961
Total, net	56,669,993	55,795,997
Commercial loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	3,198,377	5,204,695
Allowance for loan losses	161,190	146,455
Total, net	3,037,187	5,058,240
Commercial loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,812,011	2,321,335
Allowance for loan losses	982,950	1,023,771
Total, net	1,829,061	1,297,564
Commercial loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	1,066,062	1,252,619
Commercial loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	815,751	998,105
Commercial loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	250,311	254,514
Commercial loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	2,812,011	2,321,335
Commercial loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,812,011	2,321,335
Commercial loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	59,219,000	60,036,034
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	56,270,934	55,085,853
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,948,066	4,950,181
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member]
Disclosure of financial risks management [Line Items]
Gross	19,675,821	17,770,692
Allowance for loan losses	541,645	524,169
Total, net	19,134,176	17,246,523
Residential mortgage loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	17,902,640	16,049,110
Allowance for loan losses	43,217	31,479
Total, net	17,859,423	16,017,631
Residential mortgage loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	778,702	762,549
Allowance for loan losses	25,710	22,404
Total, net	752,992	740,145
Residential mortgage loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	994,479	959,033
Allowance for loan losses	472,718	470,286
Total, net	521,761	488,747
Residential mortgage loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	695,533	885,104
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	424,741	617,686
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	270,792	267,418
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	994,479	959,033
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	994,479	959,033
Residential mortgage loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	17,985,809	15,926,555
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	17,477,899	15,431,424
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	507,910	495,131
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member]
Disclosure of financial risks management [Line Items]
Gross	16,753,825	15,253,455
Allowance for loan losses	1,696,706	1,582,187
Total, net	15,057,119	13,671,268
Microbusiness loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	13,665,092	12,037,946
Allowance for loan losses	515,662	340,576
Total, net	13,149,430	11,697,370
Microbusiness loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,834,764	1,960,983
Allowance for loan losses	249,457	262,777
Total, net	1,585,307	1,698,206
Microbusiness loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,253,969	1,254,526
Allowance for loan losses	931,587	978,834
Total, net	322,382	275,692
Microbusiness loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	601,579	526,627
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	301,879	192,588
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	299,700	334,039
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0
Microbusiness loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	1,253,969	1,254,526
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,253,969	1,254,526
Microbusiness loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	14,898,277	13,472,302
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	13,363,213	11,845,358
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,535,064	1,626,944
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0
Consumer loans [Member]
Disclosure of financial risks management [Line Items]
Gross	15,281,239	13,326,489
Allowance for loan losses	1,324,779	1,387,849
Total, net	13,956,460	11,938,640
Consumer loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	12,311,899	10,735,810
Allowance for loan losses	263,788	284,207
Total, net	12,048,111	10,451,603
Consumer loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,210,504	1,888,118
Allowance for loan losses	431,433	494,956
Total, net	1,779,071	1,393,162
Consumer loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	758,836	702,561
Allowance for loan losses	629,558	608,686
Total, net	129,278	93,875
Consumer loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	481,442	454,622
Consumer loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	203,147	218,995
Consumer loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	278,295	235,627
Consumer loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	758,836	702,561
Consumer loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	758,836	702,561
Consumer loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	14,040,961	12,169,306
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	12,108,752	10,516,815
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,932,209	1,652,491
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	S/ 0	S/ 0